Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2025
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Entity Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2025
Prospectus Date	rr_ProspectusDate	Apr. 02, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A